As filed with the Securities and Exchange Commission on or about
December 27, 2001

                                         Securities Act Registration No. 33-7604
                                Investment Company Act Registration No. 811-4769


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [   ]
         Pre-Effective Amendment No.                                     [   ]
                                     ------
         Post-Effective Amendment No.    25                              [ X ]
                                      ------
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [   ]
         Amendment No.   26                                              [ X ]
                       -----
                         (Check appropriate box or boxes)

                        STRONG MUNICIPAL BOND FUND, INC.
                 (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
    Menomonee Falls, Wisconsin                                            53051
(Address of Principal Executive Offices)                              (Zip Code)
       Registrant's Telephone Number, including Area Code: (414) 359-3400
                                Richard W. Smirl
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)


         It  is  proposed  that  this  filing  will  become   effective   (check
appropriate box).

          [ X ]  immediately  upon filing  pursuant to paragraph (b) of Rule 485
          [   ]  on (date) pursuant to paragraph (b) of Rule 485
          [   ]  60 days after filing  pursuant to  paragraph  (a)(1) of Rule
                 485
          [   ]  on (date) pursuant to paragraph (a)(1) of Rule 485
          [   ]  75 days after filing pursuant to paragraph  (a)(2) of Rule 485
          [   ]  on (date) pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

          [   ]  this post-effective amendment designates a new effective date for a previously filed  post-effective amendment.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 27th day of December, 2001.

                                             STRONG MUNICIPAL BOND FUND, INC.
                                             (Registrant)

                                         By: /s/ Richard W. Smirl
                                       ---------------------------------------
                                                 Richard W. Smirl, Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

                     NAME                                          TITLE                              DATED
                                                                                                      AS OF


                                                       Chairman of the Board (Principal Executive
                                                       Officer) and a Director                         December 27, 2001
-----------------------------------------------
Richard S. Strong*

                                                       Treasurer (Principal Financial and
/s/ John W. Widmer                                     Accounting Officer)                             December 27, 2001
-----------------------------------------------
John W. Widmer


                                                       Director                                        December 27, 2001
-----------------------------------------------
Marvin E. Nevins*


                                                       Director                                        December 27, 2001
-----------------------------------------------
Willie D. Davis*


                                                       Director                                        December 27, 2001
-----------------------------------------------
William F. Vogt*


                                                       Director                                        December 27, 2001
-----------------------------------------------
Stanley Kritzik*


                                                       Director                                        December 27, 2001
-----------------------------------------------
Neal Malicky*



* Gilbert L. Southwell III signs this document pursuant to the power of attorney filed with this Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A.

                          By: /s/ Gilbert L. Southwell III
                         --------------------------------------------------
                             Gilbert L. Southwell III

                                  EXHIBIT INDEX

                                                                                                         EDGAR
EXHIBIT NO.                                           EXHIBIT                                         EXHIBIT NO.
-----------                                           -------                                         -----------

(a.3)             Amendment to Articles of Incorporation effective October 18, 2001                EX-99.a3
(h)               Transfer and Dividend Disbursing Agent Agreement                                 EX-99.h
(h.1)             Investor Class Shares Administration Agreement                                   EX-99.h1
(n)               Amended and Restated Rule 18f-3 Plan                                             EX-99.n
(q)               Power of Attorney dated December 27, 2001                                        EX-99.q
